Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Receipts from customers	$ 4,054	$ 4,411	$ 3,535
Payments to suppliers and employees	(2,701)	(2,583)	(2,433)
Cash generated from operations	1,353	1,828	1,102
Dividends received from joint ventures	231	148	77
Taxation refund	20	0	7
Taxation paid	(336)	(431)	(228)
Net cash inflow (outflow) from operating activities from continuing operations	1,268	1,545	958
Net cash inflow (outflow) from operating activities from discontinued operations	0	109	89
Net cash inflow (outflow) from operating activities	1,268	1,654	1,047
Cash flows from investing activities
Interest capitalised and paid	(14)	(17)	(6)
Acquisition of intangible assets	(1)	(1)	0
Dividends from other investments	22	9	0
Proceeds from disposal of tangible assets	25	3	3
Other investments and assets acquired	(4)	(8)	(9)
Proceeds from disposal of other investments	0	9	3
Investments in associates and joint ventures	0	0	(5)
Proceeds from disposal of joint ventures	2	26	0
Loans advanced	(15)	0	0
Loans advanced to associates and joint ventures	0	0	(3)
Loans repaid by associates and joint ventures	0	12	23
Recognition of joint operation - cash	0	2	0
Proceeds from disposal of discontinued assets and subsidiaries	0	200	0
Decrease (increase) in cash restricted for use	14	(9)	0
Interest received	58	27	14
Net cash inflow (outflow) from investing activities from continuing operations	(940)	(448)	(683)
Net cash outflow from investing activities from discontinued operations	0	(31)	(54)
Cash in subsidiaries sold and transferred to held for sale	0	3	(6)
Net cash inflow (outflow) from investing activities	(940)	(476)	(743)
Cash flows from financing activities
Proceeds from borrowings	822	2,226	168
Repayment of borrowings	(820)	(2,310)	(123)
Repayment of lease liabilities	(63)	(47)	(42)
Finance costs - borrowings	(111)	(110)	(128)
Finance costs - leases	(9)	(8)	(9)
Other borrowing costs	(35)	(33)	0
Dividends paid	(240)	(47)	(43)
Net cash outflow from financing activities from continuing operations	(456)	(329)	(177)
Net (decrease) increase in cash and cash equivalents	(128)	849	127
Translation	(48)	25	0
Cash and cash equivalents at beginning of year	1,330	456	329
Cash and cash equivalents at end of year	1,154	1,330	456
Project capital
Cash flows from investing activities
Capital expenditure	(392)	(331)	(336)
Stay-in-business capital
Cash flows from investing activities
Capital expenditure	$ (635)	$ (370)	$ (367)